Financial Instruments and Related Risk Management (Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts (Parenthetical) (Detail)	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis for derivative financial liabilities [abstract]
Payable and accrued charges, excludes non-financial liabilities and includes trade payables	$ 2,100,000,000